THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPARATE ACCOUNT
                        FS VARIABLE ANNUITY ACCOUNT ONE
                        FS VARIABLE ANNUITY ACCOUNT TWO
                        FS VARIABLE ANNUITY ACCOUNT FIVE

                       SUPPLEMENT TO THE VARIABLE ANNUITY
                      STATEMENTS OF ADDITIONAL INFORMATION

==============================================================================

     The United States Life Insurance Company in the City of New York ("US Life") is amending its Statements of Additional Information for the purpose of giving notification of the availability of certain financial information of American International Group, Inc. ("AIG"), the parent company of US Life.

     On March 30, 2011, American International Group, Inc. and US Life entered into an Unconditional Capital Maintenance Agreement. As a result, the financial statements of American International Group, Inc. are made available to you. American International Group, Inc. does not underwrite any contracts referenced herein.

     The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2012, File No. 001-08787, was filed on February 21, 2013.

     AIG is subject to the informational requirements of the Securities Exchange Act of 1934. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com.

     You can also inspect and copy this information at SEC public facilities at the following locations:

Washington, District of Columbia        Chicago, Illinois
100F. Street, N.E., Room 1580           175 W. Jackson Boulevard
Washington, DC 20549                    Chicago, IL 60604

New York, New York
3 World Financial, Room 4300
New York, NY 10281


Dated:  February 26, 2013